Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2022 CAD ($)	May 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Short-form base shelf prospectus, life	25 months
Short-form base shelf prospectus, principal amount, up to	$ 2,000
Short-form base shelf prospectus, remaining amount available			$ 2,000
Maximum borrowing capacity			5,850			$ 4,846
Central Hudson
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 320			$ 230
Consolidated credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 5,900
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage			20.00%
Committed facilities with maturities ranging from 2023 through 2027
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 5,600
Unsecured Revolving Committed Credit Facility, 2027 Maturity, Fortis | Fortis
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,300
Maximum potential annual margin pricing adjustments, funds drawn		0.0005			0.0005
Maximum potential annual margin pricing adjustments, funds undrawn		0.0001			0.0001
Unsecured Non-Revolving Term Credit Facility | Fortis
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 500
Debt instrument, term		1 year
Maximum
Debt Instrument [Line Items]
Debt to capital restriction on dividends (percent)			0.65	0.65